Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Aerospace & Defense – 1.8%
Airbus SE	77,625	$6,705,189
General Dynamics Corp	21,028	4,461,511
		11,166,700
Air Freight & Logistics – 1.8%
United Parcel Service Inc	69,629	11,247,869
Airlines – 0.4%
Ryanair Holdings PLC (ADR)*	38,588	2,254,311
Automobiles – 0.9%
Tesla Inc*	21,616	5,733,644
Banks – 4.9%
Bank of America Corp	214,375	6,474,125
BNP Paribas SA	101,019	4,264,111
HDFC Bank Ltd	122,526	2,123,253
JPMorgan Chase & Co	119,300	12,466,850
Toronto-Dominion Bank/The	91,240	5,596,476
		30,924,815
Beverages – 4.3%
Constellation Brands Inc	65,481	15,039,676
Pernod Ricard SA	66,049	12,070,812
		27,110,488
Biotechnology – 2.9%
AbbVie Inc	62,192	8,346,788
Ascendis Pharma A/S (ADR)*	15,530	1,603,628
Sarepta Therapeutics Inc*	24,178	2,672,636
Vertex Pharmaceuticals Inc*	20,042	5,802,961
		18,426,013
Capital Markets – 4.3%
Blackstone Group Inc	53,451	4,473,849
Charles Schwab Corp	92,674	6,660,480
London Stock Exchange Group PLC	25,931	2,186,095
LPL Financial Holdings Inc	21,801	4,763,082
Morgan Stanley	82,593	6,525,673
State Street Corp	39,418	2,397,009
		27,006,188
Chemicals – 1.3%
Linde PLC	31,292	8,436,010
Consumer Finance – 0.9%
Capital One Financial Corp	40,954	3,774,730
OneMain Holdings Inc	59,115	1,745,075
		5,519,805
Diversified Financial Services – 0.6%
Apollo Global Management Inc	82,622	3,841,923
Electric Utilities – 0.3%
NextEra Energy Inc	23,093	1,810,722
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	754,844	7,001,991
Entertainment – 2.0%
Liberty Media Corp-Liberty Formula One*	129,438	7,572,123
Nintendo Co Ltd	129,000	5,224,276
		12,796,399
Equity Real Estate Investment Trusts (REITs) – 1.1%
American Tower Corp	32,154	6,903,464
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	25,212	2,439,513
Boston Scientific Corp*	92,751	3,592,246
Danaher Corp	12,389	3,199,955
Dentsply Sirona Inc	49,888	1,414,325
Edwards Lifesciences Corp*	26,116	2,157,965
		12,804,004
Health Care Providers & Services – 1.9%
Centene Corp*	53,860	4,190,847
Humana Inc	10,232	4,964,464
UnitedHealth Group Inc	4,873	2,461,060
		11,616,371
Hotels, Restaurants & Leisure – 2.2%
Entain PLC	324,435	3,895,158
McDonald's Corp	43,154	9,957,354
		13,852,512

Shares or Principal Amounts		Value
Common Stocks– (continued)
Independent Power and Renewable Electricity Producers – 1.7%
NRG Energy Inc	150,928	$5,776,015
Vistra Energy Corp	217,566	4,568,886
		10,344,901
Information Technology Services – 4.4%
Fidelity National Information Services Inc	46,658	3,525,945
Global Payments Inc	32,740	3,537,557
Mastercard Inc	36,968	10,511,481
Visa Inc	55,989	9,946,446
		27,521,429
Insurance – 2.9%
AIA Group Ltd	471,000	3,910,629
Aon PLC - Class A	15,711	4,208,506
Beazley PLC	251,032	1,556,952
Intact Financial Corp	15,297	2,165,081
Progressive Corp/The	55,167	6,410,957
		18,252,125
Interactive Media & Services – 3.5%
Alphabet Inc - Class C*	203,413	19,558,160
Tencent Holdings Ltd	62,600	2,114,194
		21,672,354
Internet & Direct Marketing Retail – 5.0%
Amazon.com Inc*	169,402	19,142,426
Booking Holdings Inc*	3,398	5,583,628
JD.Com Inc - Class A	185,759	4,690,807
MercadoLibre Inc*	2,461	2,037,167
		31,454,028
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	10,424	5,286,949
Machinery – 4.0%
Alstom SA	256,383	4,122,070
Atlas Copco AB - Class A	728,520	6,749,731
Deere & Co	23,188	7,742,241
Parker-Hannifin Corp	25,744	6,238,029
		24,852,071
Metals & Mining – 2.3%
Freeport-McMoRan Inc	146,944	4,015,979
Rio Tinto PLC	75,582	4,092,855
Teck Resources Ltd	214,171	6,514,135
		14,622,969
Multi-Utilities – 0.3%
RWE AG	46,137	1,697,344
Oil, Gas & Consumable Fuels – 6.5%
Canadian Natural Resources Ltd	170,574	7,940,854
Cheniere Energy Inc	19,534	3,240,886
ConocoPhillips	82,435	8,436,398
EOG Resources Inc	47,074	5,259,578
Marathon Petroleum Corp	94,043	9,341,291
Suncor Energy Inc	201,014	5,661,341
Total SE	23,078	1,086,116
		40,966,464
Personal Products – 1.5%
Unilever PLC	214,307	9,450,291
Pharmaceuticals – 6.3%
AstraZeneca PLC	83,899	9,224,277
Catalent Inc*	30,777	2,227,024
Eli Lilly & Co	8,965	2,898,833
Horizon Therapeutics PLC*	35,423	2,192,329
Merck & Co Inc	76,174	6,560,105
Novartis AG	74,783	5,702,107
Organon & Co	60,668	1,419,631
Roche Holding AG	17,702	5,773,067
Sanofi	46,991	3,585,825
		39,583,198
Road & Rail – 1.1%
Full Truck Alliance Co (ADR)*,#	402,929	2,639,185
Uber Technologies Inc*	158,006	4,187,159
		6,826,344
Semiconductor & Semiconductor Equipment – 5.5%
Advanced Micro Devices Inc*	50,710	3,212,986
ASML Holding NV	30,610	12,694,846
Lam Research Corp	6,973	2,552,118
Marvell Technology Inc	72,620	3,116,124
NVIDIA Corp	45,512	5,524,702

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd	422,000	$5,547,238
Texas Instruments Inc	11,841	1,832,750
		34,480,764
Software – 7.4%
Atlassian Corp PLC - Class A*	7,155	1,506,771
Autodesk Inc*	11,200	2,092,160
Constellation Software Inc/Canada	735	1,022,832
Microsoft Corp	130,749	30,451,442
ServiceNow Inc*	3,907	1,475,322
Synopsys Inc*	17,406	5,317,707
Workday Inc - Class A*	29,872	4,547,116
		46,413,350
Specialty Retail – 1.1%
O'Reilly Automotive Inc*	9,904	6,965,978
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	207,532	28,680,922
Textiles, Apparel & Luxury Goods – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	5,428	3,190,287
Moncler SpA	49,764	2,042,989
NIKE Inc - Class B	62,640	5,206,637
		10,439,913
Trading Companies & Distributors – 2.1%
Ferguson PLC	127,587	13,282,315
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	75,703	10,157,071
Total Common Stocks (cost $515,182,811)		621,404,009
Preferred Stocks– 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AG((cost $4,632,041)	57,646	4,660,214
Private Placements– 0.2%
Health Care Providers & Services – 0.2%
API Holdings Private Ltd*,¢,§((cost $2,347,416)	3,231,470	1,205,373
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $2,451,466)	2,451,221	2,451,466
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	658,244	658,244
Time Deposits – 0%
Royal Bank of Canada, 3.0600%, 10/3/22	$164,561	164,561
Total Investments Purchased with Cash Collateral from Securities Lending (cost $822,805)		822,805
Total Investments (total cost $525,436,539) – 100.5%		630,543,867
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(3,053,970)
Net Assets – 100%		$627,489,897

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$446,597,979	70.8%
France	35,024,410	5.6
United Kingdom	29,391,347	4.7
Canada	28,900,719	4.6
Netherlands	22,145,137	3.5
Sweden	13,751,722	2.2
Switzerland	11,475,174	1.8
China	9,444,186	1.5
Germany	6,357,558	1.0
Taiwan	5,547,238	0.9
Japan	5,224,276	0.8
Hong Kong	3,910,629	0.6
India	3,328,626	0.5
Ireland	2,254,311	0.4
Italy	2,042,989	0.3
Argentina	2,037,167	0.3
Denmark	1,603,628	0.3
Australia	1,506,771	0.2

Total	$630,543,867	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$5,333	$54	$-	$2,451,466
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	3,724∆	-	-	658,244
Total Affiliated Investments - 0.5%	$9,057	$54	$-	$3,109,710

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	963,925	49,433,142	(47,945,655)	2,451,466
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	-	41,672,460	(41,014,216)	658,244

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2022 is $1,205,373, which represents 0.2% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$1,205,373	0.2%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$4,461,511	$6,705,189	$-
Banks	24,537,451	6,387,364	-
Beverages	15,039,676	12,070,812	-
Capital Markets	24,820,093	2,186,095	-
Electronic Equipment, Instruments & Components	-	7,001,991	-
Entertainment	7,572,123	5,224,276	-
Hotels, Restaurants & Leisure	9,957,354	3,895,158	-
Insurance	12,784,544	5,467,581	-
Interactive Media & Services	19,558,160	2,114,194	-
Internet & Direct Marketing Retail	26,763,221	4,690,807	-
Machinery	13,980,270	10,871,801	-
Metals & Mining	10,530,114	4,092,855	-
Multi-Utilities	-	1,697,344	-
Oil, Gas & Consumable Fuels	39,880,348	1,086,116	-
Personal Products	-	9,450,291	-
Pharmaceuticals	15,297,922	24,285,276	-
Semiconductor & Semiconductor Equipment	16,238,680	18,242,084	-
Textiles, Apparel & Luxury Goods	5,206,637	5,233,276	-
Trading Companies & Distributors	-	13,282,315	-
All Other	230,791,080	-	-
Preferred Stocks	4,660,214	-	-
Private Placements	-	-	1,205,373
Investment Companies	-	2,451,466	-
Investments Purchased with Cash Collateral from Securities Lending	-	822,805	-
Total Assets	$482,079,398	$147,259,096	$1,205,373

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2022.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70309 11-22